CAPITAL - Risk-Based Capital (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer-Fully Phased-In	2.50%
Banking Regulation, Total Risk-Based Capital, Excess, Actual	$ 566,800
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,325,922	$ 1,245,746
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1182	0.1130
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 785,338	$ 771,666
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.0700	0.0700
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,368,818	$ 1,288,185
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1220	0.1169
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 953,625	$ 937,023
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.085	0.0850
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 1,744,802	$ 1,475,813
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1555	0.1339
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,178,007	$ 1,157,498
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,368,818	$ 1,288,185
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.0955	0.0958
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 573,526	$ 537,606
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.0400	0.0400
Subsidiaries [Member]
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,452,403	$ 1,333,978
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1295	0.1211
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 784,807	$ 770,997
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.0700	0.0700
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	$ 728,749	$ 715,926
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	6.50%	6.50%
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,452,507	$ 1,334,082
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1296	0.1211
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 952,980	$ 936,211
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.0850	0.0850
Capital Required for Capital Adequacy to Risk Weighted Assets	$ 896,922	$ 881,140
Banking Regulation, Tier One Risk-Based Capital Ratio, Well Capitalized, Minimum	0.0800	0.0800
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 1,560,457	$ 1,399,817
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1392	0.1271
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,177,211	$ 1,156,496
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	$ 1,121,153	$ 1,101,425
Banking Regulation, Total Risk-Based Capital Ratio, Well Capitalized, Minimum	0.1000	0.1000
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,452,507	$ 1,334,082
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.1014	0.0993
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 573,094	$ 537,299
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.0400	0.0400
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	$ 716,367	$ 671,623
Banking Regulation, Tier One Leverage Capital Ratio, Well Capitalized, Minimum	0.0500	0.0500